Fair Value Measurements - Level 3 (Details) - Warrant liability - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value Measurements
Beginning balance	¥ 9,064
Change in fair value		¥ 8,668
Transfer to mezzanine equity	(8,982)
Foreign exchange effect	¥ (82)	396
Ending balance		¥ 9,064